Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 179	$ 249	$ 2,234	$ 347
Cost of revenues	186	536	374	1,081
Gross profit (loss)	(7)	(287)	1,860	(734)
Operating expenses:
Research and development	2,013	2,697	4,118	5,103
General, administrative and marketing	1,158	1,422	2,568	2,898
Total operating loss	3,178	4,406	4,826	8,735
Financial income (expenses), net	(169)	196	27	330
Net loss for the period	$ 3,347	$ 4,210	$ 4,799	$ 8,405
Basic net loss per ordinary share (in Dollars per share)	$ 0.28	$ 0.37	$ 0.41	$ 0.73
Diluted net loss per ordinary share (in Dollars per share) (in Dollars per share)	$ 0.28	$ 0.37	$ 0.41	$ 0.73
Weighted average number of ordinary shares used in computation of basic and net loss per share (in Shares)	11,840,829	11,454,512	11,646,603	11,453,845
Weighted average number of ordinary shares used in computation of diluted net loss per share (in Shares) (in Shares)	11,840,829	11,454,512	11,646,603	11,453,845